Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Property and equipment, net [Line Items]
Subtotal	¥ 414,484		¥ 315,162		$ 60,285
Less: Accumulated depreciation	(241,030)		(177,854)		(35,056)
Property and equipment subject to depreciation	173,454		137,308		25,229
Construction in progress	13,906		10,970		2,021
Total	187,360		148,278		27,250
Depreciation expenses	66,903	$ 9,731	65,704	¥ 66,510
Computers and equipment [Member]
Property and equipment, net [Line Items]
Subtotal	149,634		151,407		21,763
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Subtotal	106,871		87,750		15,544
Buildings [Member]
Property and equipment, net [Line Items]
Subtotal	5,547		5,495		807
Furniture and fixtures [Member]
Property and equipment, net [Line Items]
Subtotal	18,334		17,479		2,667
Vehicles [Member]
Property and equipment, net [Line Items]
Subtotal	6,744		1,120		981
Software [Member]
Property and equipment, net [Line Items]
Subtotal	¥ 127,354		¥ 51,911		$ 18,523